Long-term debt and other financial liabilities - Weighted-Average Interest Rates (Table) (Details)	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Debt Disclosure [Abstract]
Weighted-average interest rates on the executed loans	2.75%	2.05%	2.44%	2.08%